Organization and Basis of Presentation - Additional Information (Details) - CNY (¥) ¥ in Thousands	5 Months Ended
	Jul. 31, 2016	Dec. 31, 2019	Dec. 31, 2015	Mar. 31, 2012
Variable Interest Entity [Line Items]
Recognized reorganization value			¥ 49,359
Sale or purchase of assets or rights minimum amount		¥ 50
Option agreement maximum contract amount		50
Consolidated VIE assets		0
Consolidated VIE creditor		¥ 0
Beijing Shangzhi Jiaye Education Technology Co., Ltd
Variable Interest Entity [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash consideration	¥ 293,644
Sunland Education Technology H K Limited
Variable Interest Entity [Line Items]
Ownership percentage by parent				100.00%
Wuhan Zhibo
Variable Interest Entity [Line Items]
Ownership percentage by parent		100.00%
Wuhan Zhibo | Minimum
Variable Interest Entity [Line Items]
Ownership percentage by parent		10.00%
Wuhan Zhibo | Maximum
Variable Interest Entity [Line Items]
Ownership percentage by parent		100.00%